Stockholder's Deficit (Details Narrative) - USD ($)				5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2014	Oct. 12, 2013	Aug. 22, 2013	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Equity [Abstract]
Authorized reverse stock split			225:1 reverse stock split
Number of stock issued during period	40,000,000	10,000,000
Percentage of ownership acquire		80.00%
Shares issued price per share	$ 0.001	$ 0.001
Debt conversion into shares				4,560,000		3,274,000
Debt conversion into shares, value				$ 3,274	$ 2,560	$ 3,274	$ 3,274
Conversion price per share		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized				50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated				10,000,000	10,000,000	10,000,000	10,000,000
Series A preferred stock, shares issued				3,000,000	3,000,000	3,000,000	3,000,000	3,000,000
Series A preferred stock, shares outstanding				3,000,000	3,000,000	3,000,000	3,000,000	3,000,000